HEDGING ACTIVITIES (Schedule of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amount - Assets derivatives - Foreign currency exchange contracts	$ 11,185	$ 17,081
Notional Amount - Liability derivatives - Foreign currency exchange contracts	11,185	12,265
Fair Value - Assets derivatives - Foreign currency exchange contracts	81	90
Fair Value - Liability derivatives - Foreign currency exchange contracts	$ 7	$ 388